JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

October 17, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
JPMorgan U.S. Large Cap Core Plus Fund II (the “Fund”)
File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the Fund do not materially differ from the versions contained in the Post-Effective Amendment No. 178 (Amendment No. 179 under the 1940 Act) filed electronically on September 29, 2011.

If you have any questions or comments, please call the undersigned at (614) 248-7598.

Very truly yours,

/s/ Elizabeth A. Davin
Elizabeth A. Davin Assistant Secretary